Commitments, Charges and Contingent Liabilities (Details Narrative)	Dec. 31, 2023 ILS (₪)	Sep. 18, 2023	Aug. 03, 2023 ILS (₪)	Jul. 24, 2023 ILS (₪)	Jun. 06, 2023 USD ($)	Jun. 06, 2023 ILS (₪)	Apr. 17, 2023 ILS (₪)	Apr. 16, 2023 ILS (₪)	Feb. 14, 2023 ILS (₪)	Jan. 31, 2023	Sep. 30, 2022 ILS (₪)	Jul. 12, 2022 ILS (₪)	Feb. 16, 2022	Dec. 08, 2020 ILS (₪)	May 14, 2020	Aug. 19, 2019 ILS (₪)
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	₪ 3,000,000			₪ 685,000,000												₪ 686,000,000
Plaintiff compensation				70,000
Counterclaim against the plaintiff			₪ 1,000,000			₪ 100,000,000						₪ 7,360,867
Compensation received					$ 35,000,000		₪ 42,000,000
Compensation approved							420,000,000
Punitive damages amount							₪ 84,000,000
Cann pharmaceutical ltd [member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities								₪ 8,000,000	₪ 7,875,189
Percentage of voting equity interests acquired										100.00%			100.00%
Cannolam ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired	100.00%	100.00%													100.00%
Cantek Group Companies [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities											₪ 3,501,659
Medical Cannabis Growing Agreement [Member] | Third Party [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities														₪ 2,271,310
Attorney [member]
IfrsStatementLineItems [Line Items]
Plaintiff compensation				₪ 40,000